Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020		Mar. 31, 2019	Mar. 31, 2018
Cash flows from operating activities
Loss for the year	$ (447,517)		$ (167,883)	$ (220,240)
Adjustments for:
Depreciation	9,347		3,895	4,357
Amortisation	24,335		22,922	25,481
Impairment of intangible assets				2,874
Impairment of goodwill	272,160
Provision for litigations	30,800
Impairment in respect of an equity accounted investee			9,926
Net (gain) loss on disposal of property, plant and equipment	19		(53)	70
Profit on disposal of equity accounted investee	(700)
Intangible assets written off				356
Net finance costs (income)	18,071		4,870	(1,288)
Share of loss of equity-accounted investees	65		887	1,998
Share based payment	41,631		40,033	44,860
Income tax expense (benefit)	(29)		(740)	91
Change in inventories	560		(30)	(317)
Change in trade and other receivables and contract assets	(1,974)		1,129	(23,228)
Change in other assets	15,531		9,061	(25,263)
Change in trade and other payables, deferred revenue and contract liabilities	(82,108)		3,454	60,410
Change in employee benefits	1,504		659	366
Change in other liabilities	14,341		1,766	9,206
Income tax paid, net	(8,769)		(8,823)	(5,211)
Net cash used in operating activities	(112,733)		(78,927)	(125,478)
Cash flows from investing activities
Interest received	4,327		5,487	3,048
Proceeds from sale of property, plant and equipment	120		162	335
Redemption of term deposits	124,076		205,448	115,058
Investment in term deposits	(27,999)		(137,233)	(221,639)
Acquisition of property, plant and equipment	(3,538)		(3,456)	(4,258)
Acquisition of subsidiary, net of cash acquired (refer note 8)	(14,630)		(11,251)
Proceeds from settlement of entitlement from related party			17,101
Proceeds from sale of assets held for sale				302
Acquisition of other investment				(99)
Proceeds on disposal of equity accounted investee	700
Acquisition of intangible assets	(9,223)		(6,247)	(7,837)
Net cash generated from (used in) investing activities	73,833		70,011	(115,090)
Cash flows from financing activities
Proceeds from issue of share capital in placement offering				330,000
Direct cost for issue of shares in placement offering				(4,139)
Proceeds from issuance of shares on exercise of share based awards		[1]	298	46
Proceeds from bank loans (refer note 29)	702		336	281
Contribution by (acquisition of) non-controlling interests	(3,178)			3,000
Repayment of bank loans (refer note 29)	(316)		(239)	(377)
Payment of lease liabilities	(6,212)
Interest paid	(1,984)		(730)	(912)
Net cash generated from (used in) financing activities	(10,988)		(335)	327,899
Increase (Decrease) in cash and cash equivalents	(49,888)		(9,251)	87,331
Cash and cash equivalents at beginning of the year	177,990		187,647	101,704
Effect of exchange rate fluctuations on cash held	1,779		(406)	(1,388)
Cash and cash equivalents at end of the year	$ 129,881		$ 177,990	$ 187,647

[1]	less than 1